Goodwill and Other Intangible Assets	12 Months Ended
Dec. 31, 2022
Goodwill and Other Intangible Assets
Goodwill and Other Intangible Assets

3. Goodwill and Other Intangible Assets

Goodwill

The carrying amount of goodwill did not change during 2021. The changes in the carrying amount of goodwill reported in our segments during 2022 were as follows:

	Retirement	U.S.
	and Income	Insurance
	Solutions	Solutions	Corporate	Consolidated

	(in millions)
Balance as of January 1, 2022	$18.8	$56.3	$—	$75.1
Impairment (1)	—	(26.9)	—	(26.9)
Balance as of December 31, 2022	$18.8	$29.4	$—	$48.2
(1)	Resulted from a change in the allocation of equity following the Reinsurance Transaction.

Finite Lived Intangible Assets

Amortized intangible assets that continue to be subject to amortization over a weighted average remaining expected life of 12 years were as follows:

	December 31,
	2022	2021

	(in millions)
Gross carrying value	$34.9	$41.4
Accumulated amortization	23.3	27.0
Net carrying value	$11.6	$14.4

During December 31, 2022 and December 31, 2021, we fully amortized other finite lived intangible assets of $6.5 million and $0.0 million, respectively.

The amortization expense for intangible assets with finite useful lives was $2.8 million, $2.8 million and $2.4 million for 2022, 2021 and 2020, respectively. As of December 31, 2022, the estimated amortization expense for the next five years is as follows (in millions):

Year ending December 31:
2023	$1.0
2024	1.0
2025	1.0
2026	1.0
2027	1.0